Guarantor Financial Statements (Notes)	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Guarantor Financial Statements [Abstract]
Guarantor Financial Statements [Text Block]
Guarantor Financial Statements
The Notes issued on December 3, 2015 are fully and unconditionally guaranteed, jointly and severally, on a unsecured, unsubordinated basis by certain 100% owned domestic subsidiaries of the Company (the “Guarantors”). Supplemental condensed consolidating financial information of the Company, including such information for the Guarantors, is presented below. The information is presented in accordance with the requirements of Rule 3-10 under the SEC’s Regulation S-X. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the non-Guarantor subsidiaries operated as independent entities. Investments in subsidiaries are presented using the equity method of accounting. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. Separate financial statements of the Guarantors are not provided as the consolidating financial information contained herein provides a more meaningful disclosure to allow investors to determine the nature of the assets held by, and the operations of, the combined groups.

Consolidated Balance Sheets (unaudited)
(In millions)

	July 3, 2016
Assets	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Current assets:
Cash and cash equivalents	$—	$375	$97	$—	$472
Short-term investments - available-for-sale securities	—	153	—	—	153
Restricted cash	—	115	8	—	123
Accounts receivable	—	293	26	—	319
Intercompany receivable	—	592	—	(592)	—
Merchandise inventories	—	452	71	—	523
Prepaid expenses and other current assets	—	131	16	—	147
Deferred income taxes	—	188	—	—	188
Total current assets	—	2,299	218	(592)	1,925
Property and equipment, net of accumulated depreciation and amortization	—	3,003	373	—	3,376
Long-term investments - available-for-sale securities	—	—	—	—	—
Investments in consolidated subsidiaries	4,498	101	468	(5,067)	—
Goodwill	—	703	7	—	710
Intangible assets, net of accumulated amortization	1	65	10	—	76
Deferred income taxes	—	139	4	—	143
Other assets	7	18	20	—	45
Total assets	$4,506	$6,328	$1,100	$(5,659)	$6,275

Liabilities and Shareholders’ Equity
Current liabilities:
Current installments of long-term debt and capital lease obligations	$—	$3	$—	$—	$3
Accounts payable	—	209	83	—	292
Intercompany payable	280	—	312	(592)	—
Accrued payroll, bonus and other benefits due team members	—	382	27	—	409
Dividends payable	43	—	—	—	43
Other current liabilities	5	547	25	—	577
Total current liabilities	328	1,141	447	(592)	1,324
Long-term debt and capital lease obligations, less current installments	993	48	8	—	1,049
Deferred lease liabilities	—	579	47	—	626
Other long-term liabilities	—	89	2	—	91
Total liabilities	1,321	1,857	504	(592)	3,090

Commitments and contingencies

Total shareholders’ equity	3,185	4,471	596	(5,067)	3,185
Total liabilities and shareholders’ equity	$4,506	$6,328	$1,100	$(5,659)	$6,275

Consolidated Balance Sheets (unaudited)
(In millions)

	September 27, 2015
Assets	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Current assets:
Cash and cash equivalents	$—	$147	$90	$—	$237
Short-term investments - available-for-sale securities	—	155	—	—	155
Restricted cash	—	115	12	—	127
Accounts receivable	—	194	24	—	218
Intercompany receivable	—	533	—	(533)	—
Merchandise inventories	—	430	70	—	500
Prepaid expenses and other current assets	—	96	12	—	108
Deferred income taxes	—	199	—	—	199
Total current assets	—	1,869	208	(533)	1,544
Property and equipment, net of accumulated depreciation and amortization	—	2,832	331	—	3,163
Long-term investments - available-for-sale securities	—	63	—	—	63
Investments in consolidated subsidiaries	4,060	93	445	(4,598)	—
Goodwill	—	703	7	—	710
Intangible assets, net of accumulated amortization	—	69	10	—	79
Deferred income taxes	—	141	3	—	144
Other assets	10	18	10	—	38
Total assets	$4,070	$5,788	$1,014	$(5,131)	$5,741

Liabilities and Shareholders’ Equity
Current liabilities:
Current installments of long-term debt and capital lease obligations	$—	$3	$—	$—	$3
Accounts payable	—	216	79	—	295
Intercompany payable	256	—	277	(533)	—
Accrued payroll, bonus and other benefits due team members	—	411	25	—	436
Dividends payable	45	—	—	—	45
Other current liabilities	—	452	21	—	473
Total current liabilities	301	1,082	402	(533)	1,252
Long-term debt and capital lease obligations, less current installments	—	55	7	—	62
Deferred lease liabilities	—	544	43	—	587
Other long-term liabilities	—	69	2	—	71
Total liabilities	301	1,750	454	(533)	1,972

Commitments and contingencies

Total shareholders’ equity	3,769	4,038	560	(4,598)	3,769
Total liabilities and shareholders’ equity	$4,070	$5,788	$1,014	$(5,131)	$5,741

Consolidated Statements of Operations (unaudited)
(In millions)

	Twelve weeks ended July 3, 2016
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$3,511	$229	$(37)	$3,703
Cost of goods sold and occupancy costs	—	2,293	160	(36)	2,417
Gross profit	—	1,218	69	(1)	1,286
Selling, general and administrative expenses	—	996	61	—	1,057
Pre-opening expenses	—	17	1	—	18
Relocation, store closure and lease termination costs	—	2	—	—	2
Operating income	—	203	7	(1)	209
Interest expense	(12)	—	—	—	(12)
Investment and other income (expense)	—	(1)	(1)	1	(1)
Equity in net income of subsidiaries	127	3	8	(138)	—
Income before income taxes	115	205	14	(138)	196
Provision for income taxes	(5)	79	2	—	76
Net income	$120	$126	$12	$(138)	$120

	Twelve weeks ended July 5, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$3,439	$229	$(36)	$3,632
Cost of goods sold and occupancy costs	—	2,214	160	(35)	2,339
Gross profit	—	1,225	69	(1)	1,293
Selling, general and administrative expenses	—	971	61	—	1,032
Pre-opening expenses	—	12	—	—	12
Relocation, store closure and lease termination costs	—	2	—	—	2
Operating income	—	240	8	(1)	247
Investment and other income (expense)	—	5	(1)	1	5
Equity in net income of subsidiaries	154	2	13	(169)	—
Income before income taxes	154	247	20	(169)	252
Provision for income taxes	—	95	3	—	98
Net income	$154	$152	$17	$(169)	$154

Consolidated Statements of Operations (unaudited)
(In millions)

	Forty weeks ended July 3, 2016
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$11,606	$741	$(120)	$12,227
Cost of goods sold and occupancy costs	—	7,611	516	(117)	8,010
Gross profit	—	3,995	225	(3)	4,217
Selling, general and administrative expenses	—	3,262	196	—	3,458
Pre-opening expenses	—	44	5	—	49
Relocation, store closure and lease termination costs	—	8	—	—	8
Operating income	—	681	24	(3)	702
Interest expense	(30)	—	—	—	(30)
Investment and other income (expense)	—	8	(4)	4	8
Equity in net income of subsidiaries	437	8	23	(468)	—
Income before income taxes	407	697	43	(467)	680
Provision for income taxes	(12)	265	8	—	261
Net income	$419	$432	$35	$(467)	$419

	Forty weeks ended July 5, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$11,305	$770	$(124)	$11,951
Cost of goods sold and occupancy costs	—	7,299	542	(120)	7,721
Gross profit	—	4,006	228	(4)	4,230
Selling, general and administrative expenses	—	3,185	207	—	3,392
Pre-opening expenses	—	51	2	—	53
Relocation, store closure and lease termination costs	—	11	1	—	12
Operating income	—	759	18	(4)	773
Investment and other income (expense)	—	11	(2)	3	12
Equity in net income of subsidiaries	479	8	31	(518)	—
Income before income taxes	479	778	47	(519)	785
Provision for income taxes	—	300	6	—	306
Net income	$479	$478	$41	$(519)	$479

Consolidated Statements of Comprehensive Income (unaudited)
(In millions)

	Twelve weeks ended July 3, 2016
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$120	$126	$12	$(138)	$120
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	(4)	3	—	(1)
Other comprehensive income (loss), net of tax	—	(4)	3	—	(1)
Comprehensive income	$120	$122	$15	$(138)	$119

	Twelve weeks ended July 5, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$154	$152	$17	$(169)	$154
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	5	(2)	—	3
Other comprehensive income (loss), net of tax	—	5	(2)	—	3
Comprehensive income	$154	$157	$15	$(169)	$157

	Forty weeks ended July 3, 2016
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$419	$432	$35	$(467)	$419
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	(10)	9	—	(1)
Other comprehensive income (loss), net of tax	—	(10)	9	—	(1)
Comprehensive income	$419	$422	$44	$(467)	$418

	Forty weeks ended July 5, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$479	$478	$41	$(519)	$479
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	(5)	(10)	—	(15)
Other comprehensive income (loss), net of tax	—	(5)	(10)	—	(15)
Comprehensive income	$479	$473	$31	$(519)	$464

Condensed Consolidated Statements of Cash Flows (unaudited)
(In millions)

	Forty weeks ended July 3,2016
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net cash provided by (used in) operating activities	$(27)	$749	$42	$—	$764
Cash flows from investing activities
Purchase of property plant and equipment	—	(457)	(64)	—	(521)
Purchases of available-for-sale securities	—	(311)	—	—	(311)
Sales and maturities of available-for-sale securities	—	375	—	—	375
Decrease in restricted cash	—	3	—	—	3
Payment for purchase of acquired entities, net of cash acquired	—	—	(11)	—	(11)
Intercompany activity	84	—	—	(84)	—
Other investing activities	—	(12)	—	—	(12)
Net cash provided by (used in) investing activities	84	(402)	(75)	(84)	(477)
Cash flows from financing activities
Purchases of treasury stock	(929)	—	—	—	(929)
Common stock dividends paid	(133)	—	—	—	(133)
Issuance of common stock	17	—	—	—	17
Excess tax benefit related to exercise of team member stock options	4	—	—	—	4
Proceeds from long-term borrowings	999	—	—	—	999
Proceeds from revolving line of credit	300	—	—	—	300
Payments on long-term debt and capital lease obligations	(306)	—	—	—	(306)
Intercompany activity	—	(119)	35	84	—
Other financing activities	(9)	—	—	—	(9)
Net cash provided by (used in) financing activities	(57)	(119)	35	84	(57)
Effect of exchange rate changes on cash and cash equivalents	—	—	5	—	5
Net change in cash and cash equivalents	—	228	7	—	235
Cash and cash equivalents at beginning of period	—	147	90	—	237
Cash and cash equivalents at end of period	$—	$375	$97	$—	$472

Condensed Consolidated Statements of Cash Flows (unaudited)
(In millions)

	Forty weeks ended July 5, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net cash provided by operating activities	$—	$951	$46	$—	$997
Cash flows from investing activities
Purchase of property plant and equipment	—	(643)	(36)	—	(679)
Purchases of available-for-sale securities	—	(458)	—	—	(458)
Sales and maturities of available-for-sale securities	—	497	—	—	497
Increase in restricted cash	—	(19)	—	—	(19)
Payment for purchase of acquired entities, net of cash acquired	—	—	(4)	—	(4)
Intercompany activity	255	—	—	(255)	—
Other investing activities	—	(8)	—	—	(8)
Net cash provided by (used in) investing activities	255	(631)	(40)	(255)	(671)
Cash flows from financing activities
Purchases of treasury stock	(188)	—	—	—	(188)
Common stock dividends paid	(137)	—	—	—	(137)
Issuance of common stock	61	—	—	—	61
Excess tax benefit related to exercise of team member stock options	10	—	—	—	10
Intercompany activity	—	(259)	4	255	—
Other financing activities	(1)	—	—	—	(1)
Net cash provided by (used in) financing activities	(255)	(259)	4	255	(255)
Effect of exchange rate changes on cash and cash equivalents	—	—	(4)	—	(4)
Net change in cash and cash equivalents	—	61	6	—	67
Cash and cash equivalents at beginning of period	—	96	94	—	190
Cash and cash equivalents at end of period	$—	$157	$100	$—	$257

Guarantor Financial Statement Information

On December 3, 2015, the Company completed the offering of $1.0 billion aggregate principal amount of 5.2% senior notes due 2025 (the “Notes”). The Notes were offered in the United States to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and outside the United States pursuant to Regulation S under the Securities Act. The Notes have not been registered under the Securities Act or any state securities laws and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements or a transaction not subject to the registration requirements of the Securities Act or any state securities laws.

The Notes bear interest at a fixed rate equal to 5.2% per year, payable semiannually, and mature on December 3, 2025. The interest rate payable on the Notes is subject to adjustment upon the occurrence of certain credit rating events described in the indenture. The Notes are fully and unconditionally guaranteed, jointly and severally, on an unsecured, unsubordinated basis by certain wholly owned domestic subsidiaries of the Company (the “Guarantors”).

The Notes are subject to customary covenants restricting the Company’s and its subsidiaries’ ability, subject to certain exceptions, to incur debt secured by liens or to enter into sale and leaseback transactions and restricting the Company’s ability to merge or consolidate with another entity or sell substantially all of its assets to another person. Prior to September 3, 2025, the Company may redeem the Notes at the Company’s option at any time either in whole or in part for a redemption price equal to 100% of the aggregate principal amount of the Notes to be redeemed plus the applicable make-whole premium, plus accrued and unpaid interest thereon. On or after September 3, 2025, the Company may redeem the Notes at the Company’s option at any time either in whole or in part for a redemption price equal to 100% of the aggregate principal amount of the Notes to be redeemed, plus accrued and unpaid interest thereon.

Supplemental condensed consolidating financial information of the Company, including such information for the Guarantors, is presented below. The information is presented in accordance with the requirements of Rule 3-10 under the SEC’s Regulation S-X. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the non-Guarantor subsidiaries operated as independent entities. Investments in subsidiaries are presented using the equity method of accounting. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. Separate financial statements of the Guarantors are not provided as the consolidating financial information contained herein provides a more meaningful disclosure to allow investors to determine the nature of the assets held by, and the operations of, the combined groups.
Consolidated Balance Sheets
(In millions)

	September 27, 2015
Assets	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Current assets:
Cash and cash equivalents	$—	$147	$90	$—	$237
Short-term investments - available-for-sale securities	—	155	—	—	155
Restricted cash	—	115	12	—	127
Accounts receivable	—	194	24	—	218
Intercompany receivable	—	533	—	(533)	—
Merchandise inventories	—	430	70	—	500
Prepaid expenses and other current assets	—	96	12	—	108
Deferred income taxes	—	199	—	—	199
Total current assets	—	1,869	208	(533)	1,544
Property and equipment, net of accumulated depreciation and amortization	—	2,832	331	—	3,163
Long-term investments - available-for-sale securities	—	63	—	—	63
Investments in consolidated subsidiaries	4,060	93	445	(4,598)	—
Goodwill	—	703	7	—	710
Intangible assets, net of accumulated amortization	—	69	10	—	79
Deferred income taxes	—	141	3	—	144
Other assets	10	18	10	—	38
Total assets	$4,070	$5,788	$1,014	$(5,131)	$5,741

Liabilities and Shareholders’ Equity
Current liabilities:
Current installments of capital lease obligations	$—	$3	$—	$—	$3
Accounts payable	—	216	79	—	295
Intercompany payable	256	—	277	(533)	—
Accrued payroll, bonus and other benefits due team members	—	411	25	—	436
Dividends payable	45	—	—	—	45
Other current liabilities	—	452	21	—	473
Total current liabilities	301	1,082	402	(533)	1,252
Long-term capital lease obligations, less current installments	—	55	7	—	62
Deferred lease liabilities	—	544	43	—	587
Other long-term liabilities	—	69	2	—	71
Total liabilities	301	1,750	454	(533)	1,972

Commitments and contingencies

Total shareholders’ equity	3,769	4,038	560	(4,598)	3,769
Total liabilities and shareholders’ equity	$4,070	$5,788	$1,014	$(5,131)	$5,741
Consolidated Balance Sheets
(In millions)

	September 28, 2014
Assets	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Current assets:
Cash and cash equivalents	$—	$96	$94	$—	$190
Short-term investments - available-for-sale securities	—	553	—	—	553
Restricted cash	—	100	9	—	109
Accounts receivable	—	179	19	—	198
Intercompany receivable	322	—	—	(322)	—
Merchandise inventories	—	387	54	—	441
Prepaid expenses and other current assets	—	86	11	—	97
Deferred income taxes	—	168	—	—	168
Total current assets	322	1,569	187	(322)	1,756
Property and equipment, net of accumulated depreciation and amortization	—	2,574	349	—	2,923
Long-term investments - available-for-sale securities	—	120	—	—	120
Investments in consolidated subsidiaries	3,524	83	407	(4,014)	—
Goodwill	—	703	5	—	708
Intangible assets, net of accumulated amortization	—	72	9	—	81
Deferred income taxes	—	129	3	—	132
Other assets	10	9	5	—	24
Total assets	$3,856	$5,259	$965	$(4,336)	$5,744

Liabilities and Shareholders’ Equity
Current liabilities:
Current installments of capital lease obligations	$—	$2	$—	$—	$2
Accounts payable	—	202	74	—	$276
Intercompany payable	—	64	258	(322)	$—
Accrued payroll, bonus and other benefits due team members	—	352	27	—	$379
Dividends payable	43	—	—	—	$43
Other current liabilities	—	527	30	—	$557
Total current liabilities	43	1,147	389	(322)	1,257
Long-term capital lease obligations, less current installments	—	53	7	—	60
Deferred lease liabilities	—	507	41	—	548
Other long-term liabilities	—	63	3	—	66
Total liabilities	43	1,770	440	(322)	1,931

Commitments and contingencies

Total shareholders’ equity	3,813	3,489	525	(4,014)	3,813
Total liabilities and shareholders’ equity	$3,856	$5,259	$965	$(4,336)	$5,744

Statements of Operations
(In millions)

	September 27, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$14,565	$968	$(144)	$15,389
Cost of goods sold and occupancy costs	—	9,433	679	(139)	9,973
Gross profit	—	5,132	289	(5)	5,416
Selling, general and administrative expenses	—	4,182	290	—	4,472
Pre-opening expenses	—	65	2	—	67
Relocation, store closure and lease termination costs	—	15	1	—	16
Operating income (loss)	—	870	(4)	(5)	861
Investment and other income, net of interest expense	—	16	(3)	4	17
Equity in net income of subsidiaries	536	9	38	(583)	—
Income before income taxes	536	895	31	(584)	878
Provision for income taxes	—	345	(3)	—	342
Net income	$536	$550	$34	$(584)	$536

	September 28, 2014
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$13,408	$920	$(134)	$14,194
Cost of goods sold and occupancy costs	—	8,648	632	(130)	9,150
Gross profit	—	4,760	288	(4)	5,044
Selling, general and administrative expenses	—	3,780	252	—	4,032
Pre-opening expenses	—	60	7	—	67
Relocation, store closure and lease termination costs	—	10	1	—	11
Operating income	—	910	28	(4)	934
Investment and other income (loss), net of interest expense	—	10	(2)	4	12
Equity in net income of subsidiaries	579	11	48	(638)	—
Income before income taxes	579	931	74	(638)	946
Provision for income taxes	—	357	10	—	367
Net income	$579	$574	$64	$(638)	$579

	September 29, 2013
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$12,167	$897	$(147)	$12,917
Cost of goods sold and occupancy costs	—	7,809	624	(145)	8,288
Gross profit	—	4,358	273	(2)	4,629
Selling, general and administrative expenses	—	3,450	232	—	3,682
Pre-opening expenses	—	46	6	—	52
Relocation, store closure and lease termination costs	—	12	—	—	12
Operating income	—	850	35	(2)	883
Investment and other income (loss), net of interest expense	—	10	(1)	2	11
Equity in net income of subsidiaries	551	11	52	(614)	—
Income before income taxes	551	871	86	(614)	894
Provision for income taxes	—	330	13	—	343
Net income	$551	$541	$73	$(614)	$551

Consolidated Statements of Comprehensive Income
(In millions)

	September 27, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$536	$550	$34	$(584)	$536
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	(7)	(14)	—	(21)
Other comprehensive loss, net of tax	—	(7)	(14)	—	(21)
Comprehensive income	$536	$543	$20	$(584)	$515

	September 28, 2014
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$579	$574	$64	$(638)	$579
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(8)	—	(8)
Other comprehensive loss, net of tax	—	—	(8)	—	(8)
Comprehensive income	$579	$574	$56	$(638)	$571

	September 29, 2013
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$551	$541	$73	$(614)	$551
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(4)	—	(4)
Other comprehensive loss, net of tax	—	—	(4)	—	(4)
Comprehensive income	$551	$541	$69	$(614)	$547

Condensed Consolidated Statements of Cash Flows
(In millions)

	September 27, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net cash provided by operating activities	$—	$1,095	$34	$—	$1,129
Cash flows from investing activities
Purchases of property, plant and equipment	—	(803)	(48)	—	(851)
Purchases of available-for-sale securities	—	(494)	—	—	(494)
Sales and maturities of available-for-sale securities	—	928	—	—	928
Purchases of intangible assets	—	(3)	—	—	(3)
Increase in restricted cash	—	(19)	—	—	(19)
Payment for purchase of acquired entities, net of cash acquired	—	—	(4)	—	(4)
Intercompany activity	622	—	—	(622)	—
Other investing activities	—	(12)	—	—	(12)
Net cash provided by (used in) investing activities	622	(403)	(52)	(622)	(455)
Cash flows from financing activities
Purchases of treasury stock	(513)	—	—	—	(513)
Common stock dividends paid	(184)	—	—	—	(184)
Issuance of common stock	66	—	—	—	66
Excess tax benefit related to exercise of team member stock options	11	—	—	—	11
Proceeds from long-term borrowings	—	—	—	—	—
Payments on long-term debt and capital lease obligations	—	—	—	—	—
Intercompany activity	—	(641)	19	622	—
Other financing activities	(2)	—	—	—	(2)
Net cash provided by (used in) financing activities	(622)	(641)	19	622	(622)
Effect of exchange rate changes on cash and cash equivalents	—	—	(5)	—	(5)
Net change in cash and cash equivalents	—	51	(4)	—	47
Cash and cash equivalents at beginning of period	—	96	94	—	190
Cash and cash equivalents at end of period	$—	$147	$90	$—	$237
Condensed Consolidated Statements of Cash Flows
(In millions)

	September 28, 2014
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net cash provided by operating activities	$—	$977	$111	$—	$1,088
Cash flows from investing activities
Purchases of property, plant and equipment	—	(623)	(87)	—	(710)
Purchases of available-for-sale securities	—	(720)	—	—	(720)
Sales and maturities of available-for-sale securities	—	1,054	—	—	1,054
Purchases of intangible assets	—	(20)	—	—	(20)
Decrease in restricted cash	—	2	—	—	2
Payment for purchase of acquired entities, net of cash acquired	—	(32)	(41)	—	(73)
Intercompany activity	698	—	—	(698)	—
Other investing activities	—	(17)	—	—	(17)
Net cash provided by (used in) investing activities	698	(356)	(128)	(698)	(484)
Cash flows from financing activities
Purchases of treasury stock	(578)	—	—	—	(578)
Common stock dividends paid	(170)	—	—	—	(170)
Issuance of common stock	42	—	—	—	42
Excess tax benefit related to exercise of team member stock options	9	—	—	—	9
Proceeds from long-term borrowings	—	—	—	—	—
Payments on long-term debt and capital lease obligations	—	—	—	—	—
Intercompany activity	—	(730)	32	698	—
Other financing activities	(1)	—	—	—	(1)
Net cash provided by (used in) financing activities	(698)	(730)	32	698	(698)
Effect of exchange rate changes on cash and cash equivalents	—	—	(6)	—	(6)
Net change in cash and cash equivalents	—	(109)	9	—	(100)
Cash and cash equivalents at beginning of period	—	205	85	—	290
Cash and cash equivalents at end of period	$—	$96	$94	$—	$190

Condensed Consolidated Statements of Cash Flows
(In millions)

	September 29, 2013
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net cash provided by operating activities	$—	$918	$91	$—	$1,009
Cash flows from investing activities
Purchases of property, plant and equipment	—	(480)	(57)	—	(537)
Purchases of available-for-sale securities	—	(1,252)	—	—	(1,252)
Sales and maturities of available-for-sale securities	—	1,534	—	—	1,534
Purchases of intangible assets	—	(1)	—	—	(1)
Increase in restricted cash	—	(8)	—	—	(8)
Payment for purchase of acquired entities, net of cash acquired	—	(22)	—	—	(22)
Intercompany activity	517	—	—	(517)	—
Other investing activities	—	(3)	—	—	(3)
Net cash provided by (used in) investing activities	517	(232)	(57)	(517)	(289)
Cash flows from financing activities
Purchases of treasury stock	(125)	—	—	—	(125)
Common stock dividends paid	(508)	—	—	—	(508)
Issuance of common stock	81	—	—	—	81
Excess tax benefit related to exercise of team member stock options	37	—	—	—	37
Proceeds from long-term borrowings	—	—	—	—	—
Payments on long-term debt and capital lease obligations	—	—	—	—	—
Intercompany activity	—	(529)	12	517	—
Other financing activities	(2)	—	—	—	(2)
Net cash provided by (used in) financing activities	(517)	(529)	12	517	(517)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2)	—	(2)
Net change in cash and cash equivalents	—	157	44	—	201
Cash and cash equivalents at beginning of period	—	48	41	—	89
Cash and cash equivalents at end of period	$—	$205	$85	$—	$290